Investments	12 Months Ended
Dec. 31, 2017
Investments

(4)	Investments

(a)	Fixed-Maturity Securities and Equity Securities
At December 31, 2017 and 2016, the amortized cost or cost, gross unrealized gains, gross unrealized losses, and fair values of available-for-sale and held-to-maturity securities are as shown in the following tables:

	Amortized cost or cost	Gross unrealized gains	Gross unrealized losses	Fair value
2017:
Fixed-maturity securities, available-for-sale:
U.S. government	$2,449,361	15,159	23,066	2,441,454
Agencies not backed by the full faith and credit of the U.S. government	6,692	232	107	6,817
States and political subdivisions	10,177,673	1,154,762	14,709	11,317,726
Foreign government	523,356	19,773	2,516	540,613
Corporate securities	65,145,715	5,068,907	169,349	70,045,273
Mortgage-backed securities	14,297,121	246,150	117,431	14,425,840
CDO	15,243	12,322	—	27,565
Total fixed-maturity securities, available-for-sale	92,615,161	6,517,305	327,178	98,805,288
Equity securities, available-for-sale:
Common stock	259,573	10,836	—	270,409
Preferred stock	1,500	—	—	1,500
Total equity securities, available-for-sale	261,073	10,836	—	271,909
Total available-for-sale securities	$92,876,234	6,528,141	327,178	99,077,197

	Amortized cost or cost	Gross unrealized gains	Gross unrealized losses	Fair value
2016:
Fixed-maturity securities, available-for-sale:
U.S. government	$1,712,400	41,003	16,880	1,736,523
Agencies not backed by the full faith and credit of the U.S. government	8,766	113	22	8,857
States and political subdivisions	9,379,273	612,248	36,908	9,954,613
Foreign government	426,724	21,006	8,803	438,927
Corporate securities	60,668,745	3,489,117	617,795	63,540,067
Mortgage-backed securities	11,824,876	189,019	165,842	11,848,053
CDO	8,861	11,070	—	19,931
Total fixed-maturity securities, available-for-sale	84,029,645	4,363,576	846,250	87,546,971
Fixed-maturity securities, held-to-maturity:
Corporate securities	28	5	—	33
CDO	—	3,597	—	3,597
Total fixed-maturity securities, held-to-maturity	28	3,602	—	3,630
Equity securities, available-for-sale:
Common stock	316,541	3,625	—	320,166
Total available-for-sale and held-to-maturity securities	$84,346,214	4,370,803	846,250	87,870,767
At December 31, 2017 and 2016, the Company did not have any OTTI losses in AOCI.
The net unrealized gains (losses) on available-for-sale securities, held-for-sale securities and effective portion of cash flow hedges consist of the following at December 31:

	2017	2016	2015
Available-for-sale securities:
Fixed-maturity	$6,190,127	3,517,326	1,553,935
Equity	10,836	3,625	(2,394)
Held-for-sale securities	—	614	798
Cash flow hedges	(41,993)	(29,547)	16,013
Adjustments for:
Shadow adjustments	(3,007,245)	(1,728,234)	(825,607)
Deferred taxes	(1,055,043)	(617,324)	(259,961)
Net unrealized gains (losses)	$2,096,682	1,146,460	482,784
The unrealized gain on held-for-sale securities in 2016 and 2015 relates to fixed-maturity securities that were transferred from available-for-sale due to the expected sale of a subsidiary. The subsidiary was subsequently sold in 2017. See note 19 for further details.
The amortized cost and fair value of available-for-sale fixed-maturity securities at December 31, 2017, by contractual maturity, are shown below:

	Amortized cost	Fair value
Fixed-maturity securities, available-for-sale:
Due in one year or less	$2,218,716	2,249,030
Due after one year through five years	13,236,678	13,781,829
Due after five years through ten years	21,315,386	21,909,438
Due after ten years	40,556,205	45,411,155
Structured securities	15,288,176	15,453,836
Total fixed-maturity securities, available-for-sale	$92,615,161	98,805,288
Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Fixed-maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured securities are shown separately, as they are not due at a single maturity.
As of December 31, 2017 and 2016, investments with a fair value of $24,179 and $28,098, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.
The Company’s fixed-maturity security portfolios include mortgage-backed securities. Due to the high quality of these investments and the lack of subprime loans within the securities, the Company does not have a material exposure to subprime mortgages.

(b)	Unrealized Investment Losses
The following table summarizes the fair value and related unrealized losses on available-for-sale securities that have been in a continuous loss position for the respective years ended December 31 are shown below:

	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
2017:
Fixed-maturity securities, available-for-sale:
U.S. government	$1,583,775	9,319	472,276	13,747	2,056,051	23,066
Agencies not backed by the full faith and credit of the U.S. government	4,357	107	—	—	4,357	107
States and political subdivisions	221,614	2,612	250,963	12,097	472,577	14,709
Foreign government	81,717	830	35,805	1,686	117,522	2,516
Corporate securities	4,053,797	37,776	3,507,087	131,573	7,560,884	169,349
Mortgage-backed securities	3,434,109	24,415	2,791,216	93,016	6,225,325	117,431
Total temporarily impaired securities	$9,379,369	75,059	7,057,347	252,119	16,436,716	327,178

	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
2016:
Fixed-maturity securities, available-for-sale:
U.S. government	$691,559	16,880	—	—	691,559	16,880
Agencies not backed by the full faith and credit of the U.S. government	3,332	22	—	—	3,332	22
States and political subdivisions	1,587,063	30,524	103,316	6,384	1,690,379	36,908
Foreign government	99,527	6,634	10,383	2,169	109,910	8,803
Corporate securities	12,637,792	433,682	2,000,338	184,113	14,638,130	617,795
Mortgage-backed securities	5,003,928	164,368	31,040	1,474	5,034,968	165,842
Total temporarily impaired securities	$20,023,201	652,110	2,145,077	194,140	22,168,278	846,250
As of December 31, 2017 and 2016, there were 865 and 1,088 available-for-sale fixed-maturity security holdings that were in an unrealized loss position, respectively.
As of December 31, 2017 and 2016, of the total amount of unrealized losses, $303,565 or 92.8% and $763,051 or 90.2%, respectively, are related to unrealized losses on investment grade securities. Investment grade is defined as a security having a credit rating of Aaa, Aa, A, or Baa from Moody’s or a rating of AAA, AA, A, or BBB from Standards and Poor’s (S&P), or a NAIC rating of 1 or 2 if a Moody’s or S&P rating is not available. Unrealized losses on securities are principally related to changes in interest rates or changes in sector spreads from the date of purchase. As contractual payments continue to be met, management continues to expect all contractual cash flows to be received and does not consider these investments to be other-than-temporarily impaired.

(c)	OTTI Losses
The following table presents a rollforward of the Company’s cumulative credit impairments on fixed-maturity securities held at December 31:

	2017	2016
Balance as of January 1	$115,430	59,365
Additions for credit impairments recognized on:
Securities not previously impaired	48,574	174,823
Reductions for credit impairments previously on:
Securities that matured, were sold, or were liquidated during the period	(111,956)	(118,758)
Balance as of December 31	$52,048	115,430

(d)	Realized Investment Gains (Losses)
Gross and net realized investment gains (losses) for the years ended December 31 are summarized as follows:

	2017	2016	2015
Available-for-sale:
Fixed-maturity securities:
Gross gains on sales and exchanges	$151,815	198,851	108,094
Gross losses on sales and exchanges	(37,415)	(71,002)	(15,272)
OTTI	(48,574)	(172,530)	(57,598)
Net gains (losses) on fixed-maturity securities	65,826	(44,681)	35,224
Equity securities:
Gross gains on sales	5,289	3,109	2
Gross losses on sales	(1,054)	(897)	(184)
Net gains (losses) on equity securities	4,235	2,212	(182)
Net gains (losses) on available-for-sale securities	70,061	(42,469)	35,042
Held-to-maturity securities:
Gross gains on sales and exchanges	4,244	—	31,832
Gross losses on sales and exchanges	(11)	(11)	(11)
Net gains (losses) on held-to-maturity securities	4,233	(11)	31,821
Gain on real estate sales	—	—	5,929
Other	9,328	(6,845)	21,621
Net realized investment gains (losses)	$83,622	(49,325)	94,413
The 2015 realized gain on real estate sales is related to the recognition of a contingent gain as part of the terms of the 2011 sale of the Company’s real estate portfolio. The gross gain in held-to-maturity securities relates primarily to the impact of consolidating a CDO investment in 2015, which was subsequently sold in 2017. See note 4(j) for further discussion regarding the consolidation and sale of the CDO investment.
Proceeds from sales of available-for-sale securities for the years ended December 31 are presented in the following table:

	2017	2016	2015
Available-for-sale securities:
Fixed-maturity	$2,567,050	2,177,408	996,801
Equity	136,911	152,821	58,858

(e)	Trading Gains and Losses
The portion of trading gains and losses for the year ended December 31 related to trading securities still held at the reporting date is shown below:

	2017	2016	2015
Net gains (losses) recognized during the period on trading securities	$21,109	12,133	(17,268)
Less: Net gains (losses) recognized during the period on trading securities sold during the period	7,738	(2,205)	576
Unrealized gains (losses) recognized during the reporting period on trading securities still held at the reporting date	$13,371	14,338	(17,844)

(f)	Interest and Similar Income
Major categories of Interest and similar income, net, for the respective years ended December 31 are shown below:

	2017	2016	2015
Interest and similar income:
Available-for-sale fixed-maturity securities	$3,968,147	3,847,272	3,752,867
Held-to-maturity fixed-maturity securities	58	1,012	5,746
Mortgage loans on real estate	559,236	470,547	413,103
Derivative assets	13,622	11,121	5,197
Loans to affiliates	625	384	516
Policy loans	9,794	10,015	9,834
Available-for-sale equity securities	6,752	11,314	1,416
Fair value option and trading equity securities	10,647	6,814	11,838
Other invested assets	13,977	32,857	32,618
Short-term securities and cash and cash equivalents	27,878	13,896	8,761
Total	4,610,736	4,405,232	4,241,896
Less: Investment expenses	88,517	79,495	66,427
Total interest and similar income, net	$4,522,219	4,325,737	4,175,469

(g)	Fixed-Maturity Securities Purchased with Deteriorated Credit Quality
The Company acquired fixed-maturity securities for which there was evidence of credit quality deterioration since origination and for which it was probable at the acquisition date that the Company would be unable to collect all contractually required payments.
The outstanding balance and carrying amount of the fixed-maturity securities purchased with deteriorated credit quality at December 31 are shown below:

	2017	2016
Fixed-maturity securities, available-for-sale:
Outstanding balance	$301,715	261,260
Carrying amount	183,045	139,863
The following table presents activity for the accretable yield on fixed-maturity securities purchased with deteriorated credit quality:

	2017	2016
Fixed-maturity securities, available-for-sale:
Balance, beginning of year	$102,221	135,075
Additions	11,487	—
Accretion	(11,687)	(19,798)
Reclassifications from nonaccretable difference	(4,024)	(4,805)
Disposals	—	(8,251)
Balance, end of year	$97,997	102,221
Fixed-maturity securities acquired each year for which it was probable at acquisition that all contractually required payments would not be collected are as follows:

	2017	2016	2015
Fixed-maturity securities, available-for-sale:
Contractually required payments receivable	$69,695	—	99,975
Cash flows expected to be collected	55,425	—	65,489
Basis in acquired securities	43,938	—	39,823

(h)	Mortgage Loans on Real Estate
The Company's investment in mortgage loans on real estate at December 31, 2017 and 2016 was entirely comprised of commercial loans. At December 31, 2017 and 2016, the Company's mortgage loans on real estate portfolio include concentrations exceeding 10% for the following states:

	2017		2016
	Concentration Amount	Concentration %	Concentration Amount	Concentration %
California	$2,951,697	25.0%	$2,925,356	28.1%
Illinois (1)	—	—	1,085,445	10.4

(1) Mortgage loans on real estate in Illinois did not exceed 10% of the Company's mortgage loan portfolio in 2017.
The maximum lending rates for mortgage loans made during 2017 and 2016 were 4.9% and 4.6%, respectively. The minimum lending rates for mortgage loans made during 2017 and 2016 were 3.4% and 3.0%, respectively.
Credit quality indicators and allowance for loan loss for mortgage loans on real estate is discussed further at note 7.

(i)	Securities Lending and Reverse Repurchase Agreements
The Company had fair value of securities on loan of $2,613,073 and $2,798,597 with associated collateral received of $2,675,912 and $2,888,157, as of December 31, 2017 and 2016, respectively. Of the total collateral received from the respective counterparties, noncash collateral was $18,866 and $326,938 and cash collateral was $2,657,046 and $2,561,219 as of December 31, 2017 and 2016, respectively.
The collateral received by loaned security type at December 31 is as follows:

	2017	2016
	Remaining contractual maturity of the agreements	Remaining contractual maturity of the agreements
	Open (1)	Open (1)(2)
Foreign government	$25,788	10,551
Corporate securities	2,650,124	2,877,606
Total	$2,675,912	2,888,157

(1) There is no contractual maturity on the lending agreements. The related loaned security could be returned to the Company on the next business day with notice from the counterparty and the Company would be required to return the collateral immediately.

(2) The previously issued 2016 Consolidated Financial Statements disclosed only the cash collateral received by loaned security type. These amounts have been updated to conform with current year presentation to include noncash and cash collateral received by loaned security type.

Reinvested collateral is recorded in Collateral held from securities lending agreements on the Consolidated Balance Sheets. The amount and type of reinvested collateral at December 31 is as follows:

	2017	2016
Cash and cash equivalents	$1,668,868	1,445,249
Short-term investments	988,178	1,115,970
Total	$2,657,046	2,561,219
In the normal course of business, the Company enters into overnight reverse repurchase agreements which are used to earn spread income. As part of the reverse repurchase agreements, the Company lends cash and receives U.S. Government securities as collateral. The Company had fair value of reverse repurchase agreements of $860,800 and $100,000 recorded in Cash and cash equivalents on the Consolidated Balance Sheets with associated collateral received of $864,279 and $100,000 as of December 31, 2017 and 2016, respectively.

(j)	Variable Interest Entities
The Company invests in structured securities and limited partnerships which represent interests in VIEs. The Company has carefully analyzed the VIEs to determine whether the Company is the primary beneficiary, taking into consideration whether the Company, or the Company together with its affiliates, has the power to direct the activities of the VIE, that most affect its economic performance and whether the Company has the right to benefits from the VIE. The Company has concluded that it is not the primary beneficiary for any of the VIEs invested in by the Company as of December 31, 2017. As of December 31, 2016, the Company determined it was the primary beneficiary for one of the VIEs invested in by the Company and, as such, only one VIE was consolidated in the Consolidated Financial Statements.
In 2015, a triggering event for consolidation occurred for one VIE when the Company entered into an agreement with the collateral manager to liquidate some or all of the collateral underlying several classes of notes within one of the CDOs. Creditors of the consolidated VIE do not have any recourse on the Company. The Company does not have any implicit or explicit arrangements to provide financial support to the consolidated VIE. Upon initial consolidation, the Company recorded the underlying assets at fair value, generating a gain of $31,832 in Realized investment (losses) gains, net in the Consolidated Statements of Operations.
Subsequent to the consolidation of the CDO, at the Company’s direction, the collateral manager liquidated assets at auction, of which a portion were purchased by the Company. The assets purchased at auction were reported at amortized cost as Other invested assets and at fair value as Fixed-maturity securities, available-for-sale on the Consolidated Balance Sheets. As of December 31, 2016, the Company held $43,640 as Other invested assets and $10,604 as Fixed-maturity securities, available-for-sale on the Consolidated Balance Sheets. As of December 31, 2016, the Company also held $19,833 of consolidated assets that are reported at fair value as Fixed-maturity securities, available-for-sale on the Consolidated Balance Sheets. In addition, the Company had recorded liabilities of $565 as of December 31, 2016 related to the consolidation of this entity. The liabilities are reported in Other liabilities on the Consolidated Balance Sheets.
In February 2017, the Company sold its interest for $16,540 and deconsolidated the VIE. The sale generated a loss of $1,541 which is recorded in Realized investment (losses) gains, net in the Consolidated Statements of Operations.
The carrying amount and maximum exposure to loss relating to VIEs in which the Company is not deemed to be the primary beneficiary as of December 31 were as follows:

	2017		2016
	Carrying amount	Maximum exposure to loss (1)	Carrying amount	Maximum exposure to loss (1)
Fixed-maturity securities, available-for-sale:
Corporate securities	$1,000,431	1,000,431	981,066	981,066
Mortgage-backed securities	14,425,840	14,425,840	11,823,561	11,823,561
CDO	27,565	27,565	19,931	19,931
Total fixed-maturity securities, available-for-sale	15,453,836	15,453,836	12,824,558	12,824,558
Other invested assets	78,230	387,639	205,302	487,711
Total investments	$15,532,066	15,841,475	13,029,860	13,312,269

(1) The maximum exposure to loss is equal to the carrying amount for Fixed-maturity securities, available-for-sale. The maximum exposure to loss related to Other invested assets is equal to the carrying amount plus any unfunded commitments.